Employee Benefit Plan, Risk and Uncertainty (Details) $ in Thousands	Jan. 14, 2025 USD ($)
EBP 001
EBP, Risk and Uncertainty [Line Items]
2022 Class Action Lawsuit, Settlement Amount	$ 8,200